Segment Information (Revenues From External Customers) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net sales	$ 859.2	[1],[2],[3]	$ 877.6	[1],[2]	$ 879.6	[1]	$ 860.8	[1]	$ 808.8	[1],[2],[3]	$ 862.9	[1],[2]	$ 867.3	[1]	$ 875.5	[1]	$ 3,477.2	$ 3,414.5	$ 3,303.2
Residential Furnishings
Revenue from External Customer [Line Items]
Net sales																	1,944.0	1,895.0	1,827.8
Commercial Fixturing & Components
Revenue from External Customer [Line Items]
Net sales																	182.5	186.7	186.7
Industrial Materials
Revenue from External Customer [Line Items]
Net sales																	612.8	621.7	605.1
Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	737.9	711.1	683.6
Bedding group | Residential Furnishings
Revenue from External Customer [Line Items]
Net sales																	660.9	657.6	667.2
Furniture group | Residential Furnishings
Revenue from External Customer [Line Items]
Net sales																	673.2	676.9	633.6
Fabric & Carpet Underlay group | Residential Furnishings
Revenue from External Customer [Line Items]
Net sales																	609.9	560.5	527.0
Office Furniture Components group | Commercial Fixturing & Components
Revenue from External Customer [Line Items]
Net sales																	182.5	186.7	186.7
Wire group | Industrial Materials
Revenue from External Customer [Line Items]
Net sales																	428.0	457.9	518.3
Tubing group | Industrial Materials
Revenue from External Customer [Line Items]
Net sales																	184.8	163.8	86.8
Automotive group | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	502.7	463.5	428.7
Commercial Vehicle Products group | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	109.0	137.7	132.9
Machinery group | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	$ 126.2	$ 109.9	$ 122.0

[1]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[2]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[3]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.